Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Operating activities
Net loss for the period	$ (5,902,236)	$ (1,855,549)
Adjustments for:
Amortization of intangible assets	5,432	5,432
Amortization of right-of-use asset	21,797	18,576
Interest on lease liability	1,134	2,332
Exchange rate differences	(14,338)	1,960
Changes in fair value of derivative warrant liabilities	86,509	(1,179,518)
Interest on convertible loans	555,469
Shares issued for services	1,545,592	612,460
Changes in fair value of short-term investments	134,948	228,788
Changes in working capital:
(Increase) decrease in other receivables	(104,703)	6,017
Increase in prepaid expenses	(136,959)	(147,132)
Increase (decrease) in accounts payable and accrued liabilities	36,971	(51,969)
Decrease in amounts due to / from related parties	(82,645)	(5,230)
Net cash used in operating activities	(3,853,029)	(2,363,833)
Investing activities
Acquisition of short-term investment (Note 3)	(650,001)	(200,000)
Proceeds of short-term investment		82,960
Changes in restricted cash		(13,498)
Net cash used in investing activities	(650,001)	(130,538)
Financing activities
Proceeds received from issuance of shares (Note 7c (ii))	7,245,761
Proceeds received from convertible loans (Note 6)	4,545,000
Proceeds received from exercise of warrants (Notes 7c (iii, viii))	228,542	415,086
Repayment of lease liabilities	(24,140)	(20,572)
Net cash provided by financing activities	11,995,163	394,514
Effect of foreign exchange rate changes on cash and cash equivalents	528	(1,436)
Net increase (decrease) in cash and cash equivalents	7,492,661	(2,101,293)
Cash and cash equivalents at beginning of period	3,923,058	6,573,813
Cash and cash equivalents at end of period	11,415,719	4,472,520
Supplementary disclosure of cash flow information:
Cash received as interest	106,674	75,896
Cash paid in respect of taxes	55,176	16,408
Cash paid as interest on lease liability		2,332
Non-cash financing and investing activities
Issuance of shares upon conversion of convertible loans (Notes 6,7c (i, ix))	6,860,535
Right of use assets obtained in exchange for lease liabilities	$ 85,588